Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line Items]
Summary of Financial Liabilities
(a)	Financial liabilities as of December 31, 2019 and 2020 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2020
Current
Short-term borrowings	~~W~~	696,793	394,906
Current portion of long-term borrowings and bonds		1,242,904	2,705,709
Derivatives(*)		—	58,875
Lease liabilities		37,387	35,534

	~~W~~	1,977,084	3,195,024

Non-current
Won denominated borrowings	~~W~~	2,692,560	2,435,000
Foreign currency denominated borrowings		6,107,117	6,584,658
Bonds		2,741,516	1,948,541
Derivatives(*)		20,592	108,750
Lease liabilities		51,125	47,897

	~~W~~	11,612,910	11,124,846

Summary of Debt Instrument
The number of convertible shares as of December 31, 2020 is as follows:

(In won and No. of shares)
	December 31, 2020
Aggregate outstanding amount of the convertible bonds	~~W~~	813,426,670,000
Conversion price	~~W~~	19,845
Number of common shares to be issued at conversion		40,988,998

Bonds issued and outstanding [member]
Statement [line Items]
Summary of Debt Instrument
(e)	Details of bonds issued and outstanding as of December 31, 2019 and 2020 are as follows:

(In millions of won and USD)
	Maturity	Annual interest rate as of December 31, 2020 (%)	December 31, 2019		December 31, 2020
Won denominated bonds at amortized cost(*1)
Publicly issued bonds	February 2021 ~ February 2024	1.95~2.95	~~W~~	1,730,000		1,320,000
Privately issued bonds	May 2022 ~ May 2033	3.25~4.25		110,000		160,000
Less discount on bonds				(3,404)		(1,798)
Less current portion				(409,702)		(499,796)

			~~W~~	1,426,894		978,406

Foreign currency denominated bonds at amortized cost (*2)
Publicly issued bonds	November 2021	3.88	~~W~~	347,340		326,400
Privately issued bonds	April 2023	3ML + 1.47		115,780		108,800
Foreign currency equivalent			USD	400	USD	400
Less discount on bonds				(6,883)		(3,161)
Less current portion				—		(323,579)

			~~W~~	456,237		108,460

Financial liabilities at fair value through profit or loss
Foreign currency denominated convertible bonds	August 2024	1.50	~~W~~	858,385		861,675
Foreign currency equivalent			USD	741	USD	792

			~~W~~	2,741,516		1,948,541

(*1)	Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly.
(*2)	Principal of the foreign currency denominated bonds is to be repaid at maturity and interests are paid quarterly or semi-annually.

Long-term borrowings [Member]
Statement [line Items]
Summary of Debt Instrument
(c)	Won denominated long-term borrowings as of December 31, 2019 and 2020 are as follows:

(In millions of won)
Lender	Annual interest rate as of December 31, 2020 (%)(*)	December 31, 2019		December 31, 2020
Woori Bank	2.75	~~W~~	608	60
Korea Development Bank and others	CD rate (91 days) + 1.00~1.60, 2.21~3.40		3,330,000	3,272,500
Less current portion of long-term borrowings			(638,048)	(837,560)

		~~W~~	2,692,560	2,435,000

(*)	CD represents certificate of deposit.

(d)	Foreign currency denominated long-term borrowings as of December 31, 2019 and 2020 are as follows:

(In millions of won and USD, CNY)
Lender	Annual interest rate as of December 31, 2020 (%)(*)	December 31, 2019		December 31, 2020
The Export-Import Bank of Korea and others	3ML + 0.75~2.40 6ML + 1.25~1.35	~~W~~	1,696,177		1,680,960
China Construction Bank and others	USD: 3ML+0.65~1.43 CNY: LPR(5Y) + 0.44, LPR(1Y) -0.15~+0.50, 4.70		4,606,094		5,948,472

Foreign currency equivalent		USD	2,767	USD	2,742
		CNY	18,699	CNY	27,825
Less current portion of long-term borrowings		~~W~~	(195,154)		(1,044,774)

		~~W~~	6,107,117		6,584,658

(*)	LPR represents Loan Prime Rate of People’s Bank of China.

Short-term borrowings [member]
Statement [line Items]
Summary of Debt Instrument
(b)	Short-term borrowings as of December 31, 2019 and 2020 are as follows.

(In millions of won, USD and CNY)
Lender	Annual interest rate as of December 31, 2020 (%)(*)	December 31, 2019		December 31, 2020
Standard Chartered Bank Korea Limited	12ML + 0.98	~~W~~	347,340		326,400
Standard Chartered Bank Vietnam and others	3ML + 0.80~0.90		61,613		68,506
Standard Chartered Bank (China) Limited and others	—		287,840		—

Foreign currency equivalent		USD	353	USD	363
		CNY	1,737		—

		~~W~~	696,793		394,906

(*)	ML represents Month LIBOR (London Inter-Bank Offered Rates).

Convertible bonds [member]
Statement [line Items]
Summary of Debt Instrument
(f)	Details of the convertible bonds issued by the Controlling Company and outstanding as of December 31, 2020 are as follows:

(In won, USD)
Description
Type	Unsecured foreign currency denominated convertible bonds
Issuance amount	USD 687,800,000
Annual interest rate (%)	1.50
Issuance date	August 22, 2019
Maturity date	August 22, 2024
Interest payment	Payable semi-annually in arrear until maturity date
Principal redemption	1. Redemption at maturity : Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed or converted.

2.  Early redemption :
The Controlling Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Controlling Company to redeem before maturity (put option). At exercise of each option, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.

Conversion price	~~W~~ 19,845 per common share (subject to adjustment based on diluted effects of certain events)
Conversion period	From August 23, 2020 to August 12, 2024
Redemption at the option of the issuer (Call option)
•   On or at any time after 3 years from the issuance, if the closing price of the shares for any 20 trading days out of the 30 consecutive trading days is at least 130% of the applicable conversion price
•   The aggregate principal amount of the convertible bonds outstanding is less than 10% of the aggregate principal amount originally issued, or
•   In the event of certain changes in laws and other directives resulting in additional taxes for the holders

Redemption at the option of the bondholders (Put option)	On the third anniversary from the issuance date